Related Party Transactions (Details)													3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 03, 2024 USD ($)	Jul. 01, 2024 USD ($)	Mar. 04, 2024 USD ($)	Oct. 10, 2023 USD ($)	Oct. 01, 2023 USD ($) ft²	Sep. 29, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jul. 06, 2022 USD ($)	Jun. 28, 2022 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jul. 06, 2024 ft²	Oct. 01, 2023 m²
Related Party Transactions [Line Items]
Milestone payment				$ 50,000			$ 50,000
Service payable												$ 10,000,000
Achievement of milestones fees						$ 33,000,000										$ 33,000,000
Interest charges															1.50%	1.50%
Deposit			$ 1,500,000										$ 1,500,000		$ 1,500,000	$ 1,500,000		$ 1,500,000
Additional invoices issued															1,400,000	1,400,000
Total cost															27,500,000	27,500,000
Milestone fee															2,000,000	2,000,000
Deposited treatment expenses															$ 1,500,000	1,500,000
Accrued liabilities													12,900,000			$ 12,900,000
Owned percentage															8.00%	8.00%
Rent expense										$ 20,000					$ 12,000				$ 20,000
Expiration date	Dec. 31, 2025	Jun. 30, 2025			Dec. 31, 2024										Dec. 31, 2024
Sublease fee	$ 2,000	$ 2,000	2,000		$ 2,000
ROU and lease liability															$ 0	$ 0
Rent expense													6,000	$ 6,000		18,000	$ 18,000
Consulting expense													184,791	293,934		945,318	645,238
Consulting Agreement [Member]
Related Party Transactions [Line Items]
Consulting expense													54,999	$ 0		164,996	$ 0
Consulting expense															91,667
Office Lease Contract [Member]
Related Party Transactions [Line Items]
Lease square feet office								180												428	180
Rent expense								$ 2,000			$ 2,000
Estrella Biopharma [Member]
Related Party Transactions [Line Items]
Mutual agreement			500,000												500,000			$ 500,000
Eureka [Member]
Related Party Transactions [Line Items]
Remitted amount							$ 9,300,000
Mutual agreement													500,000			500,000
Covering fees															$ 3,500,000	$ 3,500,000
Owned percentage															69.80%	66.90%		69.80%	69.70%
Service agreement cost			0												$ 0			$ 0	$ 54,957
Eureka [Member] | Statement of Work [Member]
Related Party Transactions [Line Items]
Covering fees															3,500,000	$ 3,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Accrued liabilities			2,750,000										2,800,000		2,750,000	2,800,000		2,750,000
Accounts payable related party			4,000										4,000		4,000	4,000		4,000
Accrued liability			2,786,667										12,893,333		2,786,667	12,893,333		2,786,667	$ 4,000
Related Party [Member] | Consulting Agreement [Member]
Related Party Transactions [Line Items]
Accrued liabilities			36,667										$ 18,333		36,667	18,333		$ 36,667
Estrella [Member]
Related Party Transactions [Line Items]
Upfront payment															1,000,000
Remitted amount									$ 9,300,000
Achievement of milestones fees															$ 33,000,000
Covering fees			$ 3,500,000
Related Party Transaction, Amounts of Transaction												$ 10,000,000
Series AA Preferred Stock [Member]
Related Party Transactions [Line Items]
Exchange preferred shares (in Shares) | shares												105,000,000
License Agreement Terms [Member]
Related Party Transactions [Line Items]
Upfront payment																$ 1,000,000